Property, Equipment and Leasehold Improvements (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 0.5	$ 0.1	$ 1.3	$ 0.5